EARNING PER SHARE (Tables)	12 Months Ended
Jun. 30, 2021
EARNING PER SHARE
Schedule of earning per share

	06/30/2021	06/30/2020	06/30/2019
Numerator
(Loss) profit for the year (basic EPS)	(6,870,163)	3,359,175	(18,369,045)
(Loss) profit for the year (diluted EPS)	(6,870,163)	3,359,175	(18,369,045)
Denominator
Weighted average number of shares (basic EPS)	39,218,632	36,120,447	30,478,390
Weighted average number of shares (diluted EPS)	39,218,632	36,416,988	30,478,390

Basic (loss) gain attributable to ordinary equity holders of the parent	(0.1752)	0.0930	(0.6027)
Diluted (loss) gain attributable to ordinary equity holders of the parent	(0.1752)	0.0922	(0.6027)